INTANGIBLE ASSETS (Details 6) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,728,826	$ 3,728,826	$ 3,593,860
Less: accumulated amortization	(1,546,009)	(1,387,023)	(1,052,575)
Net intangibles	2,182,817	2,341,803	2,541,285
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Total	274,982	274,982	274,982
Less: accumulated amortization	(238,439)	(219,282)	(165,755)
Net intangibles	$ 36,543	$ 55,700	$ 109,227